UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 57.7%
	Automobiles - 2.3%
21,000	General Motors Co. (a)	$755,370

	Commercial Banks - 7.0%
20,000	Royal Bank of Canada - (b)	1,284,200
25,545	Wells Fargo & Co.	1,055,519
		2,339,719
	Computers & Peripherals - 5.6%
3,948	Apple Inc.	1,882,209

	Diversified Telecommunication Services - 2.0%
14,511	Verizon Communications Inc.	677,083

	Electric Utilities - 2.3%
18,880	The Southern Co.	777,478

	Electronic Equipment, Instruments & Components - 0.8%
17,400	Corning Inc.	253,866

	Financial Services - 2.2%
13,950	JPMorgan Chase & Co.	721,076

	Food Products - 1.2%
7,596	Kraft Foods Group, Inc. - Class A	398,334

	Health Care Providers & Services - 2.3%
6,300	UnitedHealth Group Inc.	451,143
3,700	WellPoint Inc.	309,357
		760,500
	Hotels, Restaurants & Leisure - 2.5%
2,963	McDonald's Corp.	285,070
7,202	Starbucks Corp.	554,338
		839,408
	Industrial Conglomerates - 3.6%
7,299	3M Co.	871,574
13,800	General Electric Co.	329,682
		1,201,256
	Internet Software & Services - 3.4%
6,250	Facebook, Inc. (a)	314,000
934	Google Inc. - Class A (a)	818,100
		1,132,100
	IT Services - 2.0%
3,681	International Business Machines Corp.	681,647

	Machinery - 0.0%
70	Caterpillar Inc.	5,836

	Oil, Gas & Consumable Fuels - 5.3%
2,961	Chevron Corp.	359,761
3,537	Energy Transfer Partners, L.P.	184,172
23,706	Plains All American Pipeline. L.P.	1,248,358
		1,792,291
	Pharmaceuticals - 7.1%
12,920	Johnson & Johnson	1,120,035
43,649	Pfizer Inc.	1,253,163
		2,373,198
	Road & Rail - 3.9%
8,433	Union Pacific Corp.	1,309,982

	Specialty Retail - 3.3%
19,343	The TJX Companies, Inc.	1,090,752

	Thrifts & Mortgage Finance - 1.0%
22,224	New York Community Bancorp, Inc.	335,805

	TOTAL COMMON STOCKS (Cost $14,872,794)	19,327,910

	EXCHANGE TRADED FUNDS - 3.9%
	Investment Companies - 3.9%
5,400	iShares Credit Bond ETF	578,610
15,000	PIMCO Build America Bond Exchange-Traded Fund	741,729
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,347,860)	1,320,339

	ASSET BACKED SECURITIES - 0.3%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
60,166	7.707%, 10/02/2021 (Aquired 07/19/2055, Cost $60,217) (c)(d)	67,536
	Federal Express Corp. 1993 Pass Through Trust
23,409	8.760%, 05/22/2015	24,111
	TOTAL ASSET BACKED SECURITIES (Cost $83,893)	91,647

	CORPORATE BONDS - 5.7%
	Oil, Gas & Consumable Fuels - 4.5%
	Husky Energy, Inc.
500,000	7.250%, 12/15/2019 (b)	612,885
	Petroldrill Four Ltd.
50,034	4.620%, 04/15/2016	52,052
	Talisman Energy, Inc.
695,000	7.750%, 06/01/2019 (b)	843,677
		1,508,614
	Road & Rail - 0.3%
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	104,332

	Tobacco - 0.6%
	Altria Group, Inc.
210,000	8.500%, 11/10/2013	211,716

	Transportation - 0.3%
	The Burlington Northern and Santa Fe Railway Co 2002-1 Pass Through Trust
75,801	5.943%, 01/15/2022	82,780
	TOTAL CORPORATE BONDS (Cost $1,869,544)	1,907,442

	US TREASURY BILL - 25.0%
	U.S. Treasury Bills - 25.0%
	United States Treasury Bill
131,000	0.030%, 11/29/2013	130,994
810,000	0.001%, 12/05/2013	809,998
251,000	0.010%, 12/12/2013	250,995
499,000	0.010%, 12/19/2013	498,989
35,000	0.008%, 12/26/2013	34,999
375,000	0.004%, 01/09/2014	374,996
1,484,000	0.002%, 01/16/2014	1,483,990
2,112,000	0.004%, 01/23/2014	2,111,975
1,564,000	0.004%, 01/30/2014	1,563,980
39,000	0.011%, 02/06/2014	38,998
987,000	0.010%, 02/13/2014	986,963
24,000	0.008%, 02/20/2014	23,999
41,000	0.011%, 03/06/2014	40,998
10,000	0.024%, 03/13/2014	9,999
1,000	0.026%, 03/27/2014	1,000
	TOTAL US TREASURY BILL (Cost $8,362,028)	8,362,873

	Total Investments (Cost $26,536,119) - 92.5%	31,010,211
	Other Assets in Excess of Liabilities - 7.5%	2,515,595
	TOTAL NET ASSETS - 100.0%	$33,525,806

(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,740,762 (8.2% of net assets) at September 30, 2013.
(c)	Restricted Security. The total value of restricted securities is $67,536 (0.2% of net assets) at September 30, 2013.
(d)	Illiquid Security. The total value of illiquid securities is $67,536 (0.2% of net assets) at September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Cost of investments	26,536,119
	Gross unrealized appreciation	4,694,820
	Gross unrealized depreciation	(220,728)
	Net unrealized appreciation	4,474,092

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	91,647	-	91,647
Common Stocks	19,327,910	-	-	19,327,910
Corporate Bonds	-	1,907,442	-	1,907,442
Investment Company	1,320,339	-	-	1,320,339
Short-Term Investments	-	8,362,873	-	8,362,873
Total**	20,648,249	10,361,962	-	31,010,211

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers between Level 1, Level 2 and Level 3 the period ended September 30, 2013 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended September 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  Amoy Van Lowe
                       Amoy Van Lowe,
                               President and Treasurer

Date 11/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Amoy Van Lowe
       Amoy Van Lowe,
President and Treasurer

Date  11/19/13